Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for CEO($)(1)	Compensation Actually Paid to CEO($)(1)(3)	Average Summary Compensation Table Total for non-CEO NEOs($)(2)	Average Compensation Actually Paid to non-CEO NEOs($)(2)(3)	Total Shareholder Return($)	Peer Group Total Shareholder Return($)(4)	Net Income (Loss) ($ in ‘000s)	Adjusted Free Cash Flow ($ in ‘000s)(5)
2024	8,141,620	3,994,857	3,005,034	1,664,618	53.87	159.70	(173,521)	232,795
2023	8,236,601	6,081,388	2,515,153	1,860,750	79.25	160.83	685,078	217,115
2022	6,081,868	4,599,210	6,190,682	2,704,360	89.58	154.88	613,512	219,941
2021	5,933,849	17,125,786	2,650,349	6,798,965	104.76	106.29	145,008	(2,829)
2020	3,296,586	472,906	1,903,765	1,314,941	34.32	63.42	(874,173)	12,056

Company Selected Measure Name	Adjusted Free Cash Flow
Named Executive Officers, Footnote	Mr. Pigott was our CEO for each period presented. For 2024 and 2023, the other non-CEO NEOs were Messrs. Lemmerman and Denny and Ms. Hill. For 2022 and 2021, the other non-CEO NEOs were Dr. Karen Chandler and Messrs. Lemmerman and Denny. For 2020, the other NEOs were Dr. Chandler, Messrs. Lemmerman and Denny and Michael Beyer.
Peer Group Issuers, Footnote	Peer Group Total Stockholder Return represents the total stockholder return of the S&P Oil & Gas Exploration & Production Select Industry Index.
PEO Total Compensation Amount	$ 8,141,620	$ 8,236,601	$ 6,081,868	$ 5,933,849	$ 3,296,586
PEO Actually Paid Compensation Amount	$ 3,994,857	6,081,388	4,599,210	17,125,786	472,906
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of CAP to the applicable NEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The following adjustments were made to reconcile the current year Summary Compensation Table total to CAP:

Year	Executive(s)	Summary Compensation Table Total($)	Subtract Fair Value of Equity Awards Granted in the Year($)	Add Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year($)	Add Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years($)	Add Change in Fair Value from Prior Year-End to Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year($)	Total Equity Award Adjustments($)	Compensation Actually Paid($)
2024	CEO	8,141,620	(6,404,790)	3,713,034	(1,922,783)	467,776	2,258,027	3,994,857
	Other non-CEO NEOs	3,005,034	(2,134,930)	1,237,678	(534,088)	90,924	794,514	1,664,618

Non-PEO NEO Average Total Compensation Amount	$ 3,005,034	2,515,153	6,190,682	2,650,349	1,903,765
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,664,618	1,860,750	2,704,360	6,798,965	1,314,941
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the amount of CAP to the applicable NEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The following adjustments were made to reconcile the current year Summary Compensation Table total to CAP:

Year	Executive(s)	Summary Compensation Table Total($)	Subtract Fair Value of Equity Awards Granted in the Year($)	Add Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year($)	Add Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years($)	Add Change in Fair Value from Prior Year-End to Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year($)	Total Equity Award Adjustments($)	Compensation Actually Paid($)
2024	CEO	8,141,620	(6,404,790)	3,713,034	(1,922,783)	467,776	2,258,027	3,994,857
	Other non-CEO NEOs	3,005,034	(2,134,930)	1,237,678	(534,088)	90,924	794,514	1,664,618

Compensation Actually Paid vs. Total Shareholder Return
The charts below show, for the past five years, the relationship of Total Stockholder Return relative to our Peer Group Total Stockholder Return as well as the relationships between CEO and Average non-CEO NEO CAP and (i) Total Stockholder Return; (ii) Net Income (Loss); and (iii) Adjusted Free Cash Flow.

Compensation Actually Paid vs. Net Income
The charts below show, for the past five years, the relationship of Total Stockholder Return relative to our Peer Group Total Stockholder Return as well as the relationships between CEO and Average non-CEO NEO CAP and (i) Total Stockholder Return; (ii) Net Income (Loss); and (iii) Adjusted Free Cash Flow.

Compensation Actually Paid vs. Company Selected Measure
The charts below show, for the past five years, the relationship of Total Stockholder Return relative to our Peer Group Total Stockholder Return as well as the relationships between CEO and Average non-CEO NEO CAP and (i) Total Stockholder Return; (ii) Net Income (Loss); and (iii) Adjusted Free Cash Flow.

Total Shareholder Return Vs Peer Group
The charts below show, for the past five years, the relationship of Total Stockholder Return relative to our Peer Group Total Stockholder Return as well as the relationships between CEO and Average non-CEO NEO CAP and (i) Total Stockholder Return; (ii) Net Income (Loss); and (iii) Adjusted Free Cash Flow.

Tabular List, Table

2024 Performance Measures	Most Important Performance Measures
We consider the performance measures listed in the table to the right as the most important performance measures used by us to link NEO compensation for 2024 to Company performance. Each of these measures is described in more detail in the Compensation Discussion & Analysis under the section “2024 Compensation Alignment & Pay for Performance.”
Adjusted Free Cash Flow
Absolute Total Stockholder Return
Net Debt/Consolidated EBITDAX
Inventory Growth
Environmental/Safety

Total Shareholder Return Amount	$ 53.87	79.25	89.58	104.76	34.32
Peer Group Total Shareholder Return Amount	159.70	160.83	154.88	106.29	63.42
Net Income (Loss)	$ (173,521,000)	$ 685,078,000	$ 613,512,000	$ 145,008,000	$ (874,173,000)
Company Selected Measure Amount	232,795,000	217,115,000	219,941,000	(2,829,000)	12,056,000
PEO Name	Mr. Pigott
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Non-GAAP Measure Description	Adjusted Free Cash Flow is a non-GAAP measure; please see Annex A for descriptions of non-GAAP financial measures and reconciliations of GAAP to non-GAAP measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Absolute Total Stockholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Net Debt/Consolidated EBITDAX
Measure:: 4
Pay vs Performance Disclosure
Name	Inventory Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Environmental/Safety
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,404,790)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,258,027
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,713,034
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,922,783)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	467,776
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,134,930)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	794,514
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,237,678
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(534,088)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 90,924